Segment information - depreciation and amortization expenses of property and equipment and land use rights by segments and others (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Total depreciation of property and equipment, and operating lease cost relating to land use rights	¥ 11,976	$ 1,764	¥ 9,692
Total segments | Core commerce
Total depreciation of property and equipment, and operating lease cost relating to land use rights	5,008		4,005
Total segments | Cloud computing
Total depreciation of property and equipment, and operating lease cost relating to land use rights	5,403		4,266
Total segments | Digital media and entertainment
Total depreciation of property and equipment, and operating lease cost relating to land use rights	584		684
Unallocated | Innovation initiatives and others
Total depreciation of property and equipment, and operating lease cost relating to land use rights	¥ 981		¥ 737